February 28, 2025
2025 Quarterly Report (Unaudited)

BlackRock FundsSM
• BlackRock Sustainable Advantage Large Cap Core Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
February 28, 2025
BlackRock Sustainable Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.6%
Axon Enterprise, Inc.(a)	629	$ 332,395
HEICO Corp., Class A	30,035	6,402,261
Northrop Grumman Corp.	17,375	8,022,733
RTX Corp.	16,451	2,187,818
		16,945,207
Air Freight & Logistics — 0.4%
Expeditors International of Washington, Inc.	9,231	1,083,350
FedEx Corp.	13,247	3,482,636
		4,565,986
Automobile Components — 0.7%
BorgWarner, Inc.	253,449	7,545,177
Automobiles — 1.4%
Tesla, Inc.(a)	50,396	14,765,020
Banks — 3.9%
Bank of America Corp.	365,185	16,835,028
JPMorgan Chase & Co.	48,163	12,746,338
PNC Financial Services Group, Inc.	61,367	11,777,555
		41,358,921
Beverages — 0.8%
Coca-Cola Co.	6,416	456,883
Coca-Cola Europacific Partners PLC	5,158	444,929
Constellation Brands, Inc., Class A	14,531	2,550,191
Molson Coors Beverage Co., Class B	24,879	1,524,834
Monster Beverage Corp.(a)	21,459	1,172,734
PepsiCo, Inc.	11,006	1,689,091
		7,838,662
Biotechnology — 2.9%
AbbVie, Inc.	26,519	5,543,267
Amgen, Inc.	13,578	4,182,839
BioMarin Pharmaceutical, Inc.(a)	28,135	2,002,087
Blueprint Medicines Corp.(a)	19,846	1,916,528
Gilead Sciences, Inc.	77,721	8,884,287
Incyte Corp.(a)	26,254	1,929,669
Moderna, Inc.(a)	26,087	807,654
Natera, Inc.(a)	13,065	2,032,783
Neurocrine Biosciences, Inc.(a)	19,388	2,301,743
United Therapeutics Corp.(a)	2,510	803,325
		30,404,182
Broadline Retail — 4.4%
Amazon.com, Inc.(a)	195,529	41,506,896
eBay, Inc.	23,005	1,489,344
Etsy, Inc.(a)	52,006	2,662,187
		45,658,427
Building Products — 1.1%
Owens Corning	20,668	3,183,699
Trane Technologies PLC	24,996	8,841,085
		12,024,784
Capital Markets — 4.8%
Cboe Global Markets, Inc.	2,942	620,174
Charles Schwab Corp.	51,361	4,084,740
Coinbase Global, Inc., Class A(a)	3,978	857,736
Intercontinental Exchange, Inc.	67,050	11,615,071
Invesco Ltd.	128,377	2,232,476
Security	Shares	Value
Capital Markets (continued)
Moody’s Corp.	2,686	$ 1,353,583
Morgan Stanley	107,110	14,257,412
MSCI, Inc., Class A	7,415	4,378,632
S&P Global, Inc.	21,255	11,344,644
		50,744,468
Chemicals — 1.3%
DuPont de Nemours, Inc.	14,245	1,164,814
Ecolab, Inc.	22,719	6,111,638
Huntsman Corp.	140,067	2,371,334
LyondellBasell Industries NV, Class A	50,462	3,876,996
		13,524,782
Commercial Services & Supplies — 0.6%
Cintas Corp.	30,959	6,423,992
Communications Equipment — 0.8%
Arista Networks, Inc.(a)	14,269	1,327,730
Cisco Systems, Inc.	5,149	330,102
Juniper Networks, Inc.	6,248	226,178
Motorola Solutions, Inc.	15,599	6,866,992
		8,751,002
Construction & Engineering — 1.0%
AECOM	30,506	3,052,126
Comfort Systems USA, Inc.	2,755	1,000,974
EMCOR Group, Inc.	8,965	3,665,878
Fluor Corp.(a)	3,072	116,828
MasTec, Inc.(a)	19,512	2,548,072
		10,383,878
Consumer Finance — 1.6%
American Express Co.	49,284	14,832,513
OneMain Holdings, Inc.	45,338	2,436,464
		17,268,977
Consumer Staples Distribution & Retail — 2.9%
Costco Wholesale Corp.	13,239	13,882,548
Sprouts Farmers Market, Inc.(a)	1,016	150,774
Target Corp.	26,723	3,320,066
Walmart, Inc.	135,762	13,387,491
		30,740,879
Containers & Packaging — 0.2%
Crown Holdings, Inc.	26,868	2,408,179
Diversified Consumer Services — 0.0%
H&R Block, Inc.	5,325	290,266
Diversified Telecommunication Services — 0.6%
Verizon Communications, Inc.	155,380	6,696,878
Electric Utilities — 0.5%
Constellation Energy Corp.	1,399	350,513
Edison International	1,377	74,964
Exelon Corp.	108,336	4,788,451
		5,213,928
Electrical Equipment — 0.9%
Acuity Brands, Inc.	7,421	2,205,002
AMETEK, Inc.	18,676	3,535,367
Eaton Corp. PLC	12,382	3,631,888
Emerson Electric Co.	2,915	354,493
		9,726,750

Schedule of Investments (unaudited)(continued)
February 28, 2025
BlackRock Sustainable Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.5%
Keysight Technologies, Inc.(a)	2,649	$ 422,595
TE Connectivity PLC	14,434	2,223,269
Trimble, Inc.(a)	33,095	2,382,178
		5,028,042
Entertainment(a) — 0.7%
Netflix, Inc.	6,911	6,776,650
Roku, Inc.	7,020	586,240
		7,362,890
Financial Services — 2.1%
Berkshire Hathaway, Inc., Class B(a)	11,878	6,103,273
Mastercard, Inc., Class A	17,567	10,124,038
Visa, Inc., Class A	15,737	5,707,967
		21,935,278
Food Products — 0.1%
Tyson Foods, Inc., Class A	14,148	867,838
Ground Transportation — 0.6%
CSX Corp.	54,964	1,759,398
Uber Technologies, Inc.(a)	58,230	4,426,062
		6,185,460
Health Care Equipment & Supplies — 2.8%
Boston Scientific Corp.(a)	112,418	11,667,864
Dexcom, Inc.(a)	13,232	1,169,312
Edwards Lifesciences Corp.(a)	15,997	1,145,705
Intuitive Surgical, Inc.(a)	4,862	2,786,655
Medtronic PLC	20,571	1,892,944
STERIS PLC	1,520	333,275
Stryker Corp.	25,623	9,895,346
		28,891,101
Health Care Providers & Services — 2.5%
Cardinal Health, Inc.	50,315	6,514,786
Centene Corp.(a)	11,345	659,825
Cigna Group	7,826	2,417,060
Elevance Health, Inc.	14,224	5,645,221
HCA Healthcare, Inc.	14,991	4,591,744
UnitedHealth Group, Inc.	12,720	6,041,491
		25,870,127
Health Care REITs — 0.1%
Ventas, Inc.	13,590	940,156
Hotels, Restaurants & Leisure — 2.6%
Airbnb, Inc., Class A(a)	12,925	1,794,895
Booking Holdings, Inc.	2,919	14,641,733
Boyd Gaming Corp.	1	76
DoorDash, Inc., Class A(a)	18,248	3,621,133
McDonald’s Corp.	15,724	4,848,181
Yum! Brands, Inc.	17,129	2,678,462
		27,584,480
Household Durables — 0.4%
Lennar Corp., Class A	1,738	207,917
NVR, Inc.(a)	220	1,594,027
PulteGroup, Inc.	2,765	285,569
Toll Brothers, Inc.	16,237	1,812,699
		3,900,212
Security	Shares	Value
Household Products — 1.5%
Clorox Co.	21,998	$ 3,440,267
Colgate-Palmolive Co.	133,445	12,166,181
		15,606,448
Industrial Conglomerates — 0.6%
3M Co.	17,469	2,709,791
Honeywell International, Inc.	14,493	3,085,415
		5,795,206
Industrial REITs — 0.8%
Prologis, Inc.	67,500	8,364,600
Insurance — 2.7%
Allstate Corp.	18,839	3,751,787
Hartford Financial Services Group, Inc.	43,897	5,192,137
MetLife, Inc.	8,065	695,042
Progressive Corp.	45,787	12,911,934
Travelers Cos., Inc.	22,294	5,762,776
		28,313,676
Interactive Media & Services — 6.7%
Alphabet, Inc., Class A	142,874	24,328,585
Alphabet, Inc., Class C	92,918	16,002,338
Meta Platforms, Inc., Class A	41,950	28,030,990
Snap, Inc., Class A(a)	89,162	913,910
ZoomInfo Technologies, Inc., Class A(a)	43,283	504,680
		69,780,503
IT Services — 1.2%
Accenture PLC, Class A	31,656	11,032,116
MongoDB, Inc.(a)	4,010	1,072,394
		12,104,510
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	9,703	1,241,208
IQVIA Holdings, Inc.(a)	19,824	3,742,771
Thermo Fisher Scientific, Inc.	277	146,522
Waters Corp.(a)	586	221,121
		5,351,622
Machinery — 1.1%
Caterpillar, Inc.	6,344	2,182,019
Cummins, Inc.	4,250	1,564,765
Parker-Hannifin Corp.	10,816	7,230,604
SPX Technologies, Inc.(a)	1,729	251,829
		11,229,217
Media — 0.4%
Comcast Corp., Class A	106,568	3,823,660
Fox Corp., Class B	2,531	136,851
New York Times Co., Class A	8,797	423,048
		4,383,559
Metals & Mining — 0.7%
Newmont Corp.	27,349	1,171,631
Nucor Corp.	44,294	6,089,096
		7,260,727
Multi-Utilities — 0.4%
Consolidated Edison, Inc.	42,794	4,344,447
Public Service Enterprise Group, Inc.	3,638	295,224
		4,639,671
Oil, Gas & Consumable Fuels — 2.7%
Cheniere Energy, Inc.	16,760	3,830,666
Chevron Corp.	66,224	10,504,451
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
BlackRock Sustainable Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	41,901	$ 4,154,484
Exxon Mobil Corp.	15,074	1,678,188
Ovintiv, Inc.	15,749	684,452
Targa Resources Corp.	24,695	4,981,475
Valero Energy Corp.	10,056	1,314,621
Williams Cos., Inc.	28,672	1,668,137
		28,816,474
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	26,419	1,588,310
United Airlines Holdings, Inc.(a)	5,850	548,789
		2,137,099
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	8,811	525,312
Eli Lilly & Co.	15,340	14,122,464
Merck & Co., Inc.	42,423	3,913,522
Pfizer, Inc.	304,242	8,041,116
Zoetis, Inc., Class A	19,505	3,262,016
		29,864,430
Professional Services — 0.7%
Booz Allen Hamilton Holding Corp.	8,354	886,025
CACI International, Inc., Class A(a)	568	190,195
Equifax, Inc.	10,578	2,593,726
Robert Half, Inc.	27,810	1,643,293
TransUnion	15,938	1,473,149
		6,786,388
Retail REITs — 0.9%
Brixmor Property Group, Inc.	122,944	3,437,514
Federal Realty Investment Trust	6,297	663,830
Kimco Realty Corp.	208,297	4,603,364
Simon Property Group, Inc.	2,428	451,826
		9,156,534
Semiconductors & Semiconductor Equipment — 9.6%
Advanced Micro Devices, Inc.(a)	59,158	5,907,518
Applied Materials, Inc.	31,230	4,936,526
Broadcom, Inc.	74,685	14,894,430
Lam Research Corp.	61,466	4,716,901
Marvell Technology, Inc.	10,926	1,003,225
Monolithic Power Systems, Inc.	833	508,971
NVIDIA Corp.	486,901	60,823,673
QUALCOMM, Inc.	47,441	7,456,302
Rambus, Inc.(a)	2,890	161,522
Silicon Laboratories, Inc.(a)	2,019	283,266
SiTime Corp.(a)	881	136,687
		100,829,021
Software — 10.9%
Adobe, Inc.(a)	19,127	8,388,337
Autodesk, Inc.(a)	22,086	6,056,202
Cadence Design Systems, Inc.(a)	7,109	1,780,805
Datadog, Inc., Class A(a)	4,671	544,405
Elastic NV(a)	5,995	697,578
Fair Isaac Corp.(a)	861	1,624,147
Fortinet, Inc.(a)	35,586	3,843,644
Guidewire Software, Inc.(a)	2,175	437,871
Security	Shares	Value
Software (continued)
HubSpot, Inc.(a)	2,334	$ 1,689,793
Intuit, Inc.	12,137	7,450,176
Microsoft Corp.	164,426	65,275,478
Palantir Technologies, Inc., Class A(a)	20,039	1,701,712
Palo Alto Networks, Inc.(a)	9,375	1,785,281
Pegasystems, Inc.	1,697	133,232
RingCentral, Inc., Class A(a)	3,802	108,167
SailPoint, Inc.(a)	9,001	216,024
ServiceNow, Inc.(a)	12,344	11,476,957
Workday, Inc., Class A(a)	3,654	962,244
		114,172,053
Specialized REITs — 0.4%
Digital Realty Trust, Inc.	16,253	2,540,669
Iron Mountain, Inc.	15,989	1,489,695
		4,030,364
Specialty Retail — 2.1%
Bath & Body Works, Inc.	41,372	1,498,907
Best Buy Co., Inc.	49,158	4,419,796
Carvana Co.(a)	4,999	1,165,267
Gap, Inc.	6,368	143,980
Home Depot, Inc.	37,457	14,855,446
Lithia Motors, Inc.	286	98,510
TJX Cos., Inc.	2,535	316,267
		22,498,173
Technology Hardware, Storage & Peripherals — 7.4%
Apple, Inc.	291,555	70,509,661
NetApp, Inc.	70,061	6,992,789
		77,502,450
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.(a)	16,490	2,298,046
Tapestry, Inc.	7,625	651,328
		2,949,374
Trading Companies & Distributors — 0.1%
Ferguson Enterprises, Inc.	6,917	1,227,767
Total Long-Term Investments — 99.5% (Cost: $810,231,344)		1,044,645,795
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.24%(b)(c)	433,781	433,781
Total Short-Term Securities — 0.0% (Cost: $433,781)		433,781
Total Investments — 99.5% (Cost: $810,665,125)		1,045,079,576
Other Assets Less Liabilities — 0.5%		4,915,552
Net Assets — 100.0%		$ 1,049,995,128

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited)(continued)
February 28, 2025
BlackRock Sustainable Advantage Large Cap Core Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ —	$ (386)(b)	$ 386	$ —	$ —	—	$ 1,442 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	3,926,379	—	(3,492,598)(b)	—	—	433,781	433,781	180,773	—
				$ 386	$ —	$ 433,781		$ 182,215	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	21	03/21/25	$ 6,261	$ (100,296)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,044,645,795	$ —	$ —	$ 1,044,645,795
Short-Term Securities
Money Market Funds	433,781	—	—	433,781
	$1,045,079,576	$—	$—	$1,045,079,576
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
BlackRock Sustainable Advantage Large Cap Core Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (100,296)	$ —	$ —	$ (100,296)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s